Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property, plant and equipment consist of the following:

	Estimated Useful Lives	December 31,
(In millions)		2015	2014
Natural gas gathering and NGL transportation pipelines and facilities	15 - 30 years	$4,307	$—
Processing, fractionation and storage facilities	24 - 37 years	3,185	166
Pipelines and related assets	19 - 42 years	1,128	1,081
Barges and towing vessels	20 years	475	455
Land, building, office equipment and other	5 - 25 years	606	75
Construction in progress		946	88
Total		10,647	1,865
Less accumulated depreciation		650	541
Property, plant and equipment, net		$9,997	$1,324